GENERAL (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
General Details Narrative
Cash	$ 416	$ 1,888	$ 161		$ 298
Working capital deficit	9,669
Stockholders' deficit	(2,224)	(3,486)	$ (2,694)	$ (447)	$ 310
Accumulated deficit	$ (46,493)	$ (44,692)